Annual Total Returns - Class II	Dec. 31, 2021
Delaware Ivy Core Equity
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	18.60%
2013	33.51%
2014	9.68%
2015	(0.69%)
2016	3.74%
2017	20.75%
2018	(4.51%)
2019	31.09%
2020	21.52%
2021	28.94%
Delaware Ivy VIP Growth
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	12.75%
2013	36.46%
2014	11.81%
2015	7.17%
2016	1.22%
2017	29.34%
2018	2.28%
2019	36.59%
2020	30.55%
2021	30.03%
Delaware Ivy VIP Mid Cap Growth
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	13.56%
2013	29.94%
2014	7.87%
2015	(5.78%)
2016	6.12%
2017	26.89%
2018	(0.06%)
2019	37.94%
2020	49.00%
2021	16.36%
Delaware Ivy VIP Smid Cap Core
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	18.63%
2013	33.53%
2014	7.05%
2015	(5.58%)
2016	28.88%
2017	13.73%
2018	(10.49%)
2019	24.33%
2020	7.03%
2021	20.78%
Delaware Ivy VIP Small Cap Growth
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	5.17%
2013	43.36%
2014	1.59%
2015	1.88%
2016	2.92%
2017	23.12%
2018	(4.11%)
2019	23.37%
2020	37.66%
2021	3.99%
Delaware Ivy VIP Value
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	18.88%
2013	35.34%
2014	10.94%
2015	(3.91%)
2016	11.14%
2017	12.49%
2018	(7.24%)
2019	26.33%
2020	1.98%
2021	31.18%
Delaware Ivy VIP Corporate Bond
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	5.78%
2013	(2.09%)
2014	4.34%
2015	0.20%
2016	4.03%
2017	4.01%
2018	(1.90%)
2019	12.18%
2020	10.97%
2021	(0.85%)
Delaware Ivy VIP High Income
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	18.64%
2013	10.50%
2014	1.90%
2015	(6.50%)
2016	16.19%
2017	6.68%
2018	(2.11%)
2019	11.19%
2020	6.03%
2021	6.06%
Delaware Ivy VIP Limited-Term Bond
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	3.37%
2013	(0.54%)
2014	0.97%
2015	0.87%
2016	1.94%
2017	1.40%
2018	0.78%
2019	4.23%
2020	4.14%
2021	(0.49%)
Delaware Ivy VIP Global Equity Income
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	13.18%
2013	29.61%
2014	9.84%
2015	(2.06%)
2016	6.95%
2017	15.56%
2018	(11.68%)
2019	23.15%
2020	3.15%
2021	16.97%
Delaware Ivy VIP Global Growth
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	18.05%
2013	19.23%
2014	0.96%
2015	3.39%
2016	(3.04%)
2017	24.52%
2018	(6.27%)
2019	25.93%
2020	20.58%
2021	17.86%
Delaware Ivy VIP International Core Equity
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	13.33%
2013	24.91%
2014	1.44%
2015	(0.94%)
2016	1.08%
2017	23.16%
2018	(17.81%)
2019	18.69%
2020	7.19%
2021	14.18%
Delaware Ivy VIP Asset Strategy
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	19.18%
2013	25.13%
2014	(5.26%)
2015	(8.35%)
2016	(2.57%)
2017	18.27%
2018	(5.44%)
2019	21.78%
2020	13.88%
2021	10.44%
Delaware Ivy VIP Balanced
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	11.75%
2013	23.70%
2014	7.57%
2015	(0.32%)
2016	2.03%
2017	11.37%
2018	(3.24%)
2019	22.09%
2020	14.11%
2021	15.97%
Delaware Ivy VIP Energy
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	1.38%
2013	27.76%
2014	(10.56%)
2015	(22.14%)
2016	34.55%
2017	(12.64%)
2018	(34.14%)
2019	3.48%
2020	(36.83%)
2021	42.00%
Delaware Ivy VIP Natural Resources
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	1.89%
2013	7.80%
2014	(13.04%)
2015	(22.39%)
2016	23.81%
2017	2.97%
2018	(23.23%)
2019	9.46%
2020	(11.99%)
2021	26.68%
Delaware Ivy VIP Science and Technology
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	27.83%
2013	56.39%
2014	2.91%
2015	(2.88%)
2016	1.54%
2017	32.12%
2018	(5.23%)
2019	49.48%
2020	35.36%
2021	15.17%
Delaware Ivy VIP Securian Real Estate Securities
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	17.72%
2013	1.13%
2014	30.17%
2015	4.78%
2016	4.26%
2017	5.39%
2018	(5.57%)
2019	24.43%
2020	(3.13%)
2021	43.68%
Delaware Ivy VIP Pathfinder Aggressive
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	12.18%
2013	27.13%
2014	4.86%
2015	0.34%
2016	4.80%
2017	19.83%
2018	(4.27%)
2019	23.24%
2020	15.70%
2021	18.93%
Delaware Ivy VIP Pathfinder Moderately Aggressive
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	10.82%
2013	23.81%
2014	4.61%
2015	0.06%
2016	4.52%
2017	16.72%
2018	(4.71%)
2019	21.40%
2020	15.12%
2021	16.88%
Delaware Ivy VIP Pathfinder Moderate
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	9.53%
2013	20.83%
2014	4.24%
2015	0.32%
2016	3.65%
2017	14.70%
2018	(3.90%)
2019	19.05%
2020	14.35%
2021	14.66%
Delaware Ivy VIP Pathfinder Moderately Conservative
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	8.41%
2013	17.71%
2014	3.88%
2015	0.33%
2016	3.10%
2017	12.77%
2018	(2.67%)
2019	16.85%
2020	13.52%
2021	12.37%
Delaware Ivy VIP Pathfinder Conservative
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2012	6.95%
2013	14.75%
2014	3.39%
2015	0.45%
2016	2.84%
2017	10.51%
2018	(1.93%)
2019	14.66%
2020	12.67%
2021	10.18%
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2014	3.75%
2015	(0.43%)
2016	1.81%
2017	13.80%
2018	(4.00%)
2019	17.32%
2020	9.07%
2021	12.99%
Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2014	3.91%
2015	(0.71%)
2016	2.36%
2017	15.70%
2018	(4.75%)
2019	19.29%
2020	9.71%
2021	15.24%
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class II)
2014	3.06%
2015	(0.52%)
2016	1.21%
2017	11.84%
2018	(2.90%)
2019	14.89%
2020	9.61%
2021	10.72%